Summary of Significant Accounting Policies - Schedule of Revenue by Major Product Line (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Product Information [Line Items]
Revenue	$ 11,542,292	$ 9,447,334	$ 3,593,702
Wastewater Treatment Revenue [Member]
Product Information [Line Items]
Revenue	2,468,097	2,355,126	650,308
River Water Quality Management Revenue [Member]
Product Information [Line Items]
Revenue	6,864,631	4,436,214	1,910,425
Product Sales Revenue [Member]
Product Information [Line Items]
Revenue	2,192,864	2,648,445	1,008,042
Others [Member]
Product Information [Line Items]
Revenue	$ 16,700	$ 7,549	$ 24,927